DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the MVB Bank, Inc. 401(k) Retirement Plan (“Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a section 401(k) plan that covers substantially all employees of MVB Bank, Inc. (the “Company”) and its affiliates who have attained the age of 21. Participants are eligible to participate in the Plan on the first day following the month the participant meets the eligibility requirements. Fidelity Management Trust Company serves as trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
In January 2025, the Company entered into an agreement to divest its ownership in Trabian, a participating employer in the Plan. As a result of the divestiture, Trabian employees were treated as terminated under the Plan. In June 2025, Plan assets of $2,675,775 associated with Trabian employees were transferred out of the Plan.

Contributions
Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may elect to contribute up to 100% of their pretax compensation, as defined in the plan document, subject to Internal Revenue Code (“IRC”) limitations. Participant salary deferrals may be traditional 401(k) (pre-tax) or Roth 401(k) (after-tax). The Plan includes an auto-enrollment provision of 5% of compensation for newly eligible employees, subject to the employees’ election to opt out of participation. Participants may also contribute amounts representing distributions from other plans and certain individual retirement accounts. Participants direct the investment of their contributions into various investment options offered by the Plan.
Effective January 1, 2025, pursuant to the SECURE 2.0 Act of 2022, eligible participants who are age 60-63 as of December 31st of the 2025 plan year were able to make enhanced 'super catch-up' contributions. For the 2025 plan year, the super catch-up contribution limit was $11,250, which is greater than the standard catch-up contribution limit of $7,500 available to participants age 50 and older. The super catch-up provisions are subject to the same investment elections and vesting provisions as other employee contributions under the Plan.

The Company contributes a discretionary matching contribution to participants of the plan. The Company matches 100% of the first 4% of compensation participants defer to the plan. The matching Company contribution is invested in the same investments at the same percentage directed by participants. The Company may also elect to make discretionary qualified non-elective employer contributions ("QNEC") to satisfy certain required compliance tests. No QNEC contributions were made during 2025. Contributions are subject to certain limitations. Employee contributions are recognized in the period the employee contribution is withheld. Employer matching contributions are recognized in the same period as the related employee contributions. Contributions not yet received as of year-end are recorded as receivables.

Investment Options
Participants direct the investment of their accounts into various investment options offered by the Plan. The Plan currently offers mutual funds, common stock of the Company's parent company, MVB Financial Corp. ("MVBF"), and a common/collective trust investment as investment options for participants. MVBF common stock is limited to 10% of the participant’s balance.
Participant Accounts
In addition to the participant’s contribution and employer match, each participant’s account is credited with an allocation of Plan earnings (losses), charged with benefit payments, and allocations of administrative expenses. Allocations of administrative expenses are based on participant account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Participants are vested immediately in their contributions and the Company's employer match plus actual earnings thereon.

Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance of the participant’s account and bear interest at rates which are commensurate with local prevailing rates as determined by the plan administrator. At December 31, 2025, outstanding loans bore interest rates ranging from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits
On termination of service, death or disability, a participant may elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account. Hardship distributions of vested amounts are permitted upon demonstration of financial hardship. In service distributions are available from fully vested sources after the participant reaches age 59-1/2.
Forfeited Accounts
At December 31, 2025 and 2024, respectively, forfeited non-vested accounts totaled $9,072 and $4,380. Forfeited accounts are used to reduce future Company contributions. During 2025, forfeitures of $40,570 were used to reduce employer matching contributions.